Dec. 30, 2014
A T C | Fidelity Emerging Markets Discovery Fund
Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Class A, Class T, and Class C
December 30, 2014
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.